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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Woodland Partners LLC
                 ---------------------------------
   Address:      60 South Sixth Street, Suite 3750
                 ---------------------------------
                 Minneapolis, Minnesota 55402
                 ---------------------------------

                 ---------------------------------

Form 13F File Number: 28-5982
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard J. Rinkoff
         -------------------------------
Title:   Managing Partner
         -------------------------------
Phone:   (612) 359-4185
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Richard J. Rinkoff        Minneapolis, Minnesota       November 13, 2001
--------------------------    --------------------------   ---------------------
[Signature]                   [City, State]                [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                           --------------------

Form 13F Information Table Entry Total:                    57
                                                           --------------------

Form 13F Information Table Value Total:                   $243,471
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

                                                               FORM 13F
                                                           REPORTING MANAGER
                                                         WOODLAND PARTNERS LLC

             COLUMN 1          COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------- ---------------- --------- -------- ------------------- ---------- --------- -----------------------
                                                        VALUE     SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER     TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------- ---------------- --------- -------- ---------- --- ---- ---------- --------- -------- -------- -----
ABM Industries               common          000957100   $3,084    119,500             119,500            119,500     -
--------------------------------------------------------------------------------------------------------------------------------
Albany International         common          012348108   $2,685    179,500             179,500            179,500     -
--------------------------------------------------------------------------------------------------------------------------------
ALBERTO CULVER               common          013068200   $5,362    162,600             162,600            162,600     -
--------------------------------------------------------------------------------------------------------------------------------
Allete                       common          018522102   $7,084    276,300             276,300            276,300     -
--------------------------------------------------------------------------------------------------------------------------------
Alliant Techsystems          common          018804104   $5,743     67,100              67,100             67,100     -
--------------------------------------------------------------------------------------------------------------------------------
Bowne & Co. Inc.             common          103043105   $2,037    200,700             200,700            200,700     -
--------------------------------------------------------------------------------------------------------------------------------
BRUNSWICK CORP               common          117043109   $4,957    301,000             301,000            301,000     -
--------------------------------------------------------------------------------------------------------------------------------
Christohpher & Banks Corp.   common          171046105   $3,799    126,200             126,200            126,200     -
--------------------------------------------------------------------------------------------------------------------------------
CNA Surety Corp.             common          12612L108   $2,078    153,400             153,400            153,400     -
--------------------------------------------------------------------------------------------------------------------------------
Coinstar Inc.                common          19259P300   $4,734    240,100             240,100            240,100     -
--------------------------------------------------------------------------------------------------------------------------------
Covanta Engergy Corp.        common          22281N103   $4,733    405,300             405,300            405,300     -
--------------------------------------------------------------------------------------------------------------------------------
Cytec Industries Inc.        common          232820100   $3,500    151,200             151,200            151,200     -
--------------------------------------------------------------------------------------------------------------------------------
DIAL CORP ARIZ               common          25247D101   $  814     49,200              49,200             49,200     -
--------------------------------------------------------------------------------------------------------------------------------
Digi Intl                    common          253798102   $3,195    612,100             612,100            612,100     -
--------------------------------------------------------------------------------------------------------------------------------
Dollar Thrifty Automotive    common          256743105   $3,607    362,600             362,600            362,600     -
--------------------------------------------------------------------------------------------------------------------------------
Donaldson                    common          257651109   $4,997    173,400             173,400            173,400     -
--------------------------------------------------------------------------------------------------------------------------------
El Paso Electric             common          283677854   $2,690    204,600             204,600            204,600     -
--------------------------------------------------------------------------------------------------------------------------------
Ferro Corp.                  common          315405100   $5,544    239,200             239,200            239,200     -
--------------------------------------------------------------------------------------------------------------------------------
FTI Consulting               common          302941109   $4,806    163,500             163,500            163,500     -
--------------------------------------------------------------------------------------------------------------------------------
GATX Corp.                   common          361448103   $5,374    159,760             159,760            159,760     -
--------------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment        common          367905106   $3,766    187,400             187,400            187,400     -
--------------------------------------------------------------------------------------------------------------------------------
Graco Inc.                   common          384109104   $7,663    253,750             253,750            253,750     -
--------------------------------------------------------------------------------------------------------------------------------
H.B. Fuller Company          common          359694106   $9,027    197,100             197,100            197,100     -
--------------------------------------------------------------------------------------------------------------------------------
HASBRO INC                   common          418056107   $5,096    364,000             364,000            364,000     -
--------------------------------------------------------------------------------------------------------------------------------
Hollinger Int'l Inc.         common          435569108   $6,878    655,100             655,100            655,100     -
--------------------------------------------------------------------------------------------------------------------------------
Hughes Supply Inc.           common          444482103   $3,744    167,900             167,900            167,900     -
--------------------------------------------------------------------------------------------------------------------------------
Hughes Supply Inc.           common          444482103   $2,161    232,400             232,400            232,400     -
--------------------------------------------------------------------------------------------------------------------------------
Interstate Bakeries          common          46072H108   $2,575    101,000             101,000            101,000     -
--------------------------------------------------------------------------------------------------------------------------------
Intl Multifoods              common          460043102   $7,449    390,000             390,000            390,000     -
--------------------------------------------------------------------------------------------------------------------------------
Ivex Packaging               common          465855104   $3,120    183,000             183,000            183,000     -
--------------------------------------------------------------------------------------------------------------------------------
Joy Global Inc.              common          481165108   $3,755    252,900             252,900            252,900     -
--------------------------------------------------------------------------------------------------------------------------------
Key Energy Systems           common          492914106   $3,158    496,600             496,600            496,600     -
--------------------------------------------------------------------------------------------------------------------------------
Lodgenet                     common          540211109   $2,044    186,000             186,000            186,000     -
--------------------------------------------------------------------------------------------------------------------------------
Material Sciences            common          576674105   $5,777    696,050             696,050            696,050     -
--------------------------------------------------------------------------------------------------------------------------------
Miller Herman Inc.           common          600544100   $4,567    234,600             234,600            234,600     -
--------------------------------------------------------------------------------------------------------------------------------
MOORE LTD                    common          615785102   $2,288    295,700             295,700            295,700     -
--------------------------------------------------------------------------------------------------------------------------------
Navistar International       common          63934E108   $3,257    115,300             115,300            115,300     -
--------------------------------------------------------------------------------------------------------------------------------
Nuevo Energy Co.             common          670509108   $2,644    189,600             189,600            189,600     -
--------------------------------------------------------------------------------------------------------------------------------
Office Depot                 common          676220106   $8,396    617,400             617,400            617,400     -
--------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores              common          70322A101   $4,386    184,300             184,300            184,300     -
--------------------------------------------------------------------------------------------------------------------------------
Pennzoil Quaker State Co.    common          709323109   $5,380    481,300             481,300            481,300     -
--------------------------------------------------------------------------------------------------------------------------------
Pittston Brinks Group        common          725701106   $6,992    386,300             386,300            386,300     -
--------------------------------------------------------------------------------------------------------------------------------
Polaris                      common          731068102   $4,709    122,700             122,700            122,700     -
--------------------------------------------------------------------------------------------------------------------------------
Provell Inc.                 common          74372Y100   $  555    462,900             462,900            462,900     -
--------------------------------------------------------------------------------------------------------------------------------
Regis                        common          758932107   $1,119     53,400              53,400             53,400     -
--------------------------------------------------------------------------------------------------------------------------------
Servicemaster Company        common          81760N109   $6,793    612,600             612,600            612,600     -
--------------------------------------------------------------------------------------------------------------------------------
Sports Authority Inc.        common          849176102   $3,312    838,500             838,500            838,500     -
--------------------------------------------------------------------------------------------------------------------------------
TCF Financial                common          872275102   $8,230    178,700             178,700            178,700     -
--------------------------------------------------------------------------------------------------------------------------------
Texas Industries             common          882411103   $4,468    144,600             144,600            144,600     -
--------------------------------------------------------------------------------------------------------------------------------
TORO CO.                     common          891092108   $5,414    128,600             128,600            128,600     -
--------------------------------------------------------------------------------------------------------------------------------
Trans World Entertainment    common          89336Q100   $2,281    295,200             295,200            295,200     -
--------------------------------------------------------------------------------------------------------------------------------
Triarc Companies Inc.        common          895927101   $5,663    172,200             172,200            172,200     -
--------------------------------------------------------------------------------------------------------------------------------
United Stationers            common          913004107   $5,663    189,600             189,600            189,600     -
--------------------------------------------------------------------------------------------------------------------------------
Value City                   common          920387107   $  662    192,700             192,700            192,700     -
--------------------------------------------------------------------------------------------------------------------------------
Viad Corp.                   common          92552R109   $4,610    240,400             240,400            240,400     -
--------------------------------------------------------------------------------------------------------------------------------
Wild Oats Markets            common          96808B107   $3,583    451,300             451,300            451,300     -
--------------------------------------------------------------------------------------------------------------------------------
Wintrust Financial Corp.     common          97650W108   $3,123    100,600             100,600            100,600     -
--------------------------------------------------------------------------------------------------------------------------------

      GRAND TOTAL                                      $243,471 15,398,960          15,398,960         15,398,960
                                                       ========

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